As filed with the Securities and Exchange Commission on January 8, 1997
                                                Registration No. 33-97598
                                                                 811-9102


                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549



                                 FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   (x)
                  Post-Effective Amendment No. 4                    (x)
                                    and
                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                (x)
                               Amendment No. 7                      (x)
                      (Check appropriate box or boxes)

                           WEBS INDEX FUND, INC.
            (Exact name of registrant as specified in charter)

                  c/o PFPC Inc.                       19809
             400 Bellevue Parkway                  (Zip Code)
             Wilmington, Delaware
  (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (302) 791-3239

                                 Nathan Most
                                 President
                             WEBS Index Fund, Inc.
                                c/o PFPC Inc.
                           400 Bellevue Parkway
                          Wilmington, Delaware 19809
                  (Name and Address of Agent for Service)

                                  Copies to:

                            Donald R. Crawshaw, Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

___  immediately upon filing pursuant to paragraph (b)
_x_  on January 13, 1997 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on (date) pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

_x_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice and Opinion for the Registrant's fiscal year ended August 31, 1996 was filed on October 25, 1996.




                     CROSS REFERENCE SHEET
                   (as required by Rule 495)

N-1A Item No.                                 Location
PART A
Item 1. Cover Page.............................Cover Page
Item 2. Synopsis...............................Summary Expenses
Item 3. Condensed Financial Information........Financial Highlights
Item 4. General Description of Registrant......Cover Page; WEBS Index Fund,
                                               Inc. and its Investment
                                               Objective; Investment
                                               Policies; General Information
Item 5. Management of the Fund.................Summary Expenses; Management
                                               of the Fund
Item 6. Management's Discussion of Fund
                          Performance..........Not Applicable
Item 7. Purchase of Securities Being Offered...Management of the Fund;
                                               Exchange Listing and Trading
                                               of WEBS; Purchase and Issuance
                                               of WEBS in Creation Units
Item 8. Redemption or Repurchase...............Redemption of WEBS in Creation
                                               Units
Item 9. Pending Legal Proceedings..............Not Applicable
PART B
Item 10.Cover Page.............................Cover Page
Item 11.Table of Contents......................Table of Contents
Item 12.General Information and History........General Description of the Fund
Item 13.Investment Objectives and Policies.....Investment Policies
                                               and Restrictions; Brokerage
                                               Transactions
Item 14.Management of the Fund.................Management of the Fund;
                                               Investment Advisory,
                                               Management, Administrative and
                                               Distribution Services
Item 15.Control Persons and Principal
                Holders of Securities..........Management of the Fund;
                                               Investment Advisory,Management,
                                               Administrative and Distribution
                                               Services
Item 16.Investment Advisory and Other
                             Services..........Management of the Fund;
                                               Investment Advisory,
                                               Management, Administrative and
                                               Distribution Services; Counsel
                                               and Independent Auditors
Item 17.Brokerage Allocation...................Brokerage Transactions
Item 18.Capital Stock and Other Securities.....Capital Stock and Shareholder
                                               Reports; Taxes
Item 19.Purchase, Redemption and Pricing
             of Securities Being Offered.......Purchase and Issuance of WEBS
                                               in Creation Units; Redemption
                                               of WEBS in Creation Units;
                                               Determining Net Asset Value
Item 20.Tax Status.............................Dividends and Distributions;
                                               Taxes
Item 21.Underwriters...........................Investment Advisory,
                                               Management, Administrative and
                                               Distribution Services; Purchase
                                               and Issuance of WEBS in
                                               Creation Units
Item 22.Calculations of Performance Data.......Not Applicable
Item 23.Financial Statements...................Financial Statements

PART C
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C of this Registration Statement.

                           EXPLANATORY COMMENT



This Post-Effective Amendment No. 4 to the Registration Statement of WEBS Index Fund, Inc. (the "Fund") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 2 to the Registration Statement of the Fund filed with the Securities and Exchange Commission on December 27, 1996.
                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 8th day of January, 1997.

                                             WEBS INDEX FUND, INC.

                                   By:   /s/Nathan Most
                                        Nathan Most
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities indicated, on the 8th day of January, 1997.

SIGNATURE                             TITLE

/s/Nathan Most
Nathan Most                          President and Director


/s/John B. Carroll
John B. Carroll                      Director


/s/Timothy A. Hultquist
Timothy A. Hultquist                 Director


/s/Lloyd N. Morrisett
Lloyd N. Morrisett                   Director


/s/W. Allen Reed
W. Allen Reed                        Director


/s/Stephen M. Wynne
Stephen M. Wynne                     Treasurer (principal financial
                                          and accounting officer)